Operating Leases	6 Months Ended
Jun. 30, 2024
Operating Leases
Operating Leases

Note 7 – Operating Leases

As identified in Note 3 “Acquisitions”, the acquired businesses, specifically Rotor Riot, has entered into a five-year operating lease for approximately 6,900 square feet of warehouse and office space in Orlando, Florida. The lease commenced in November 2023 and expires in October 2028. The Company has valued the ROUA and the associated liability, as of February 15, 2024, at $378,430. The Company has no finance leases. Operating lease expense totaled $39,429 from the date of acquisition through the period ended June 30, 2024. The following is a summary of future lease payments required under the five-year lease agreement:

Year	Future Lease Payments	Operating Lease Discount	Operating Lease Liability
2024	$48,944	$(19,122)	$29,822
2025	101,133	(33,313)	67,820
2026	105,178	(25,468)	79,710
2027	109,037	(15,985)	93,052
2028	94,185	(4,776)	89,409
Total	$458,477	$(98,664)	$359,813

Supplemental Information
Weighted average remaining lease term (in years)	4.33
Weighted average discount rate	11.49%